Borrowings	12 Months Ended
Mar. 31, 2021
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]
19.	Borrowings

	March 31, 2021	March 31, 2020
Current
Term bank loans (Refer note below)	1,533,435	935,333
Other working capital facilities (Refer note below)	3,295,986	2,258,750
Borrowings from others (Refer note below)	937,220	1,167,548
	5,766,641	4,361,631
Non current
Term bank loans (Refer note below)	2,344,951	2,791,545
Borrowings from others (Refer note below)	1,297,637	949,560
	3,642,588	3,741,105

The Group has borrowings which include:
a.	Of total balance
₹
1,375
million

including current maturities (Previous Year:
₹
674

million
) is primarily secured by charge on movable fixed assets funded by term loan and also secured by project receivables. An amount of
₹
966
 million (Previous year: ₹
1,113

million
) including current maturities is secured against the specific project receivables and an amount of
₹
352
million

(Previous year :
₹
287

million
) including current maturities is secured by moveable fixed assets funded out of Term Loan.

b.
₹
361
million

 (Previous
 Year: ₹
433

million
) is primarily secured by moveable fixed assets at Rabale Tower II Data Center (1st & 2nd floor) funded by Term Loan and collaterally secured by property at Vashi (fifth floor) in Mumbai and project receivables. An amount of
₹
244
million

(Previous Year:
₹
416

million
) primarily secured by Hyderabad property and collaterally by the properties at Tidel, vileparle and Vashi 6th Floor.

c.	During the year under review, the Company has entered into External Commercial Borrowing (ECB) facility agreement for an amount of $5 million

and drawn down $2
million

out of the sanctioned loan. The Company has also entered into agreement for currency swap (from USD to INR) to fully hedge foreign currency exposure towards principal repayment and interest rate swap from floating to fixed.

d.	The term loans bear interest rate ranging 6.80% to 9.6% for others (Previous Year: 9.00% to 10.50%) and repayable in quarterly instalments within a tenor of 3 to 5 years after moratorium periods ranging from 6 months to one year in certain cases

e.	These loans are primarily buyers' credit & Term Loan (INR) in lieu of Buyers Credit from banks which are repayable over a period of 1 to 3 years. The loans bear interest rate ranging from 0.89% to 3.35% for Buyers Credit and 9.00% to 9.6% for Term Loan (INR) in lieu of Buyers Credit

f.	These loans are primarily taken from NBFCs.

g.	The loans bear interest rate ranging from 8.6% to 9.9% (Previous Year: 8.59% to 10.85%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.

h.	These loans are primarily taken from NBFCs and are secured by lease of relevant assets.

i.	These bear interest rate ranging from 9% to 10.50% (Previous Year: 10.20% to 10.70%) and repayable over a period of 12 to 60 months on equated monthly / quarterly instalments.

j.	The current maturities of the above borrowings, carrying the aforesaid security and repayment terms are grouped under other financial liabilities.

k.	The above borrowings also includes
₹
500
 million
towards Cumulative non-convertible Redeemable preference shares issued from Print house (India) Private limited to Ramanand Developers private limited with the tenure of 20 years from the date of allotment which will carry a preferential dividend of 9% per annum, payable till redemption.

l.	The above facilities amounting to
₹
3,212
 million
( Previous Year :
₹
3,422

 million
), bank guarantees and non fund limits availed by the Company are primarily secured by way of pari-passu first charge on the entire current assets of the Company.

m.	In addition to the above, out of these loans repayable on demand from banks,
(i)	exposure amounting to
₹
2,346
 million
( Previous Year :
₹
2,511

million) is secured collaterally by way of pari-passu charge on the unencumbered movable fixed assets of the Company, both present and future.

(ii)	exposure amounting to
₹
1,501
 million
(Previous Year :
₹
1,530

 million) is secured collaterally by way of equitable mortgage over the properties at Tidel Park, Chennai, Vashi 6th floor, Vile Parle at Mumbai and Hyderabad Property.

(iii)	the exposure amounting to ₹ 648 million (Previous Year : ₹ 657 million) is collaterally secured by equitable mortgage over the Vashi 5th floor property at Mumbai.

(iv)	exposure amounting to
₹
866
million

(Previous Year :
₹
984

million) is collaterally secured by equitable mortgage over the land and building at Noida and also covered by WDV of specific movable fixed assets funded out of their Term loan (since closed) at Noida DC, Uttar Pradesh.

n.	These working capital facilities bear interest ranging from 5.4% p.a. to 9.45% p.a. [Previous year: 7.9% p.a. to 10.7% p.a.] and these facilities are subject to renewal annually.